Revenue (Details) - Schedule of disaggregation of revenue - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 12,157	$ 7,586	$ 29,451	$ 15,957
Europe [Member]
Disaggregation of Revenue [Line Items]
Total revenue	711	243	1,523	510
United States [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,033	1,959	5,910	3,403
Greater China [Member]
Disaggregation of Revenue [Line Items]
Total revenue	7,591	4,548	17,800	9,868
Rest of North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,286	167	2,513	525
South America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	409	214	1,004	483
Rest of Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 127	$ 455	$ 701	$ 1,168